Basis of Presentation (Details Narrative) - shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Record Street Brewing Co [Member]
Common stock issued (in shares)	6,500	6,500	4,000
Pro Forma [Member]
Business combination, percentage	100.00%
Common stock issued (in shares)	80,000,000
Pro Forma [Member] | Record Street Brewing Co [Member]
Common stock issued (in shares)	6,500
Pro Forma [Member] | Shareholders' Equity [Member]
Common stock issued (in shares)	5,000